Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2021 $ / shares shares	Oct. 31, 2020 $ / shares shares	Oct. 31, 2019 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	5,680,111	5,176,962	4,713,163
Number of options, granted	1,057,208	818,290	894,324
Number of options, exercised	(1,525,394)	(314,469)	(393,055)
Number of options, forfeited in the year	(63,998)	(672)	(35,714)
Number of options, cancelled/expired			(1,756)
Number of options, outstanding at end of year	5,147,927	5,680,111	5,176,962
Exercisable at end of year	2,067,561	2,783,694	2,290,139
Number of options, available for grant | shares	8,323,016	9,316,226	10,133,844
Weighted average exercise price, outstanding at beginning of year	$ 100.39	$ 96.93	$ 91.05
Weighted average exercise price, granted	110.79	109.87	111.50
Weighted average exercise price, exercised	87.83	68.10	58.60
Weighted average exercise price, forfeited in the year	111.85	70.66	110.42
Weighted average exercise price, cancelled/expired			45.63
Weighted average exercise price, outstanding at end of year	106.67	100.39	96.93
Weighted average exercise price, exercisable at end of year	$ 98.96	$ 88.63	$ 80.27
Reserved for future issue | shares	13,470,943	14,996,337	15,310,806